Collaborative Research and Development Agreements - Additional Information 1 (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Series A3 convertible preferred stock [Member]	Dec. 31, 2011 Series A3 convertible preferred stock [Member]	Dec. 31, 2012 Series A2 convertible preferred stock [Member]	Dec. 31, 2011 Series A2 convertible preferred stock [Member]	Apr. 30, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member] Phase 1 clinical trial [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member] Phase 2 clinical trial [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member] Track 2 Target [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member] GLP Toxicology Study [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Respiratory Diseases Discovery Collaboration [Member] Series A3 convertible preferred stock [Member]	Aug. 31, 2010 Glaxo Smith Kline LLC [Member] Muscle Disorders Discovery Collaboration [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Muscle Disorders Discovery Collaboration [Member]	Dec. 31, 2011 Glaxo Smith Kline LLC [Member] Muscle Disorders Discovery Collaboration [Member]	Dec. 31, 2010 Glaxo Smith Kline LLC [Member] Muscle Disorders Discovery Collaboration [Member]	May 31, 2011 Glaxo Smith Kline LLC [Member] Muscle Disorders Discovery Collaboration [Member]	Dec. 31, 2012 Glaxo Smith Kline LLC [Member] Muscle Disorders Discovery Collaboration [Member] Series A2 convertible preferred stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payment		$ 6,000,000									$ 7,500,000							$ 7,000,000
Deferred revenue recognition research period		5 years									4 years							3 years
Research funding											10,500,000											6,300,000
Research funding received												1,300,000							4,200,000	3,600,000	600,000
Preclinical milestone payments												1,800,000							1,800,000
Convertible preferred stock issued							381,693	381,693	2,099,842	2,099,842							381,693						329,597
Convertible preferred stock price per share																	$ 26.20						$ 22.76
Proceeds from issuance of preferred stock				6,819,000	6,819,000	4,459,000											10,000,000						7,500,000
Deferred revenue recognized under collaboration arrangement												8,800,000					3,100,000		5,700,000	7,000,000			3,000,000
Milestone payment received																			300,000
Recognized revenue under collaboration arrangement			1,400,000									3,200,000							5,800,000	5,200,000	1,900,000
Potential milestone payments													6,500,000	11,000,000		4,000,000
Eligible potential milestone payment														14,000,000	23,000,000
Extended evaluation period	8 months
Extension fee			$ 200,000